Condensed Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 9,731	$ 5,362	$ 45,206	$ 7,290
General and administrative	8,086	2,903	4,039	4,410
Restructuring costs	116	1,416	2,996	261
Total operating expenses	17,817	9,681	52,241	11,961
Loss from operations	(17,817)	(9,681)	(52,241)	(11,961)
Other income (expense):
Interest income	9	6	8	159
Interest expense		(151)	(166)	(51)
Gain on issuance of convertible notes		63	63
Change in fair value of convertible notes		(775)	(1,076)
Change in fair value of non-marketable equity securities	(645)
Gain on sale of PNAi technology	2,691
Total other income (expense)	2,055	(857)	(1,171)	108
Loss before provision for income taxes			(53,412)	(11,853)
Provision for income taxes	0	0	(1)	(1)
Net loss and comprehensive loss	$ (15,762)	$ (10,538)	$ (53,413)	$ (11,854)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.46)	$ (32.64)	$ (166.93)	$ (40.14)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	10,793,436	322,811	319,963	295,328